SIGNIFICANT ACCOUNTING POLICIES - Equity method investments (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Impairment charges on long-term investment using equity method	$ 0	$ 0	$ 0